INTANGIBLE ASSETS (Details 1)	Jun. 30, 2025 USD ($)
INTANGIBLE ASSET
2025 (July to December)	$ 155,789
2026	311,577
2027	311,577
2028	311,577
2029	311,577
Thereafter	701,049
Total future amortization expense	$ 2,103,146